UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Ohio Quality Municipal Income Fund (NUO)
	(formerly known as Nuveen Ohio Quality Income Municipal Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.4% (100.0% of Total Investments)

	Consumer Staples – 4.8% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 15,035	5.125%, 6/01/24	6/17 at 100.00	B–	$ 13,170,358
1,085	5.875%, 6/01/47	6/17 at 100.00	B–	922,684
16,120	Total Consumer Staples			14,093,042
	Education and Civic Organizations – 5.7% (3.9% of Total Investments)
4,375	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/33	9/24 at 100.00	AA	4,860,931
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	No Opt. Call	AA	143,634
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,165,565
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	494,659
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,026,330
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	135,330
590	5.000%, 11/01/32	5/22 at 100.00	AA	656,717
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2013,	12/22 at 100.00	A+	5,425,450
	5.000%, 12/01/43
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,098,690
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	977,280
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
15,655	Total Education and Civic Organizations			16,984,586
	Health Care – 26.5% (17.8% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s	5/23 at 100.00	A1	3,193,800
	Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A,	6/20 at 100.00	AA–	2,104,967
	5.250%, 6/01/38
3,500	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40	11/20 at 100.00	A	3,893,785
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series	6/23 at 100.00	Baa2	2,494,872
	2013, 5.000%, 6/15/43
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	269,408
	5.000%,11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust	11/21 at 100.00	AA+	5,175,565
	2016-XL0004, 8.836%, 11/15/41 (IF) (4)
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,634,446
	2011A, 6.250%, 12/01/34
300	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series	8/18 at 100.00	A3	317,958
	2008C, 6.000%, 8/15/29
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA	94,062
40	5.125%, 11/15/40	11/18 at 100.00	AA	41,877
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	4,568,353
	2011A, 6.000%, 11/15/41
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	872,915
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
3,530	5.000%, 5/01/30	2/17 at 100.00	A–	3,536,813
2,500	5.000%, 5/01/32	2/17 at 100.00	A–	2,504,625
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	6,312,081
	Group Project, Series 2013, 5.000%, 2/15/44
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,108,690
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	248,863
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,208,482
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
1,500	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,644,870
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,635,155
8,050	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	8,605,611
	Refunding Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated
	Group, Tender Option Bond Trust 2015-XF0105:
5,350	18.148%, 1/01/39 (IF)	1/19 at 100.00	Aa2	6,827,028
875	18.148%, 1/01/43 (IF)	1/18 at 100.00	Aa2	1,013,215
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,106,820
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,200,840
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,525,420
1,385	5.750%, 12/01/35	12/18 at 100.00	A–	1,475,759
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA	1,065,530
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
2,635	5.000%, 12/01/37	No Opt. Call	Baa3	2,685,592
4,920	5.000%, 12/01/42	No Opt. Call	Baa3	4,993,849
72,155	Total Health Care			78,361,251
	Housing/Multifamily – 2.3% (1.5% of Total Investments)
1,235	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	2/17 at 100.00	N/R	1,237,186
	Series 1994A, 5.950%, 2/20/30
305	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	2/17 at 100.00	Aaa	305,647
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury	10/18 at 101.00	Aa1	1,660,464
	Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aa1	3,467,733
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
6,530	Total Housing/Multifamily			6,671,030
	Industrials – 2.0% (1.4% of Total Investments)
1,915	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/17 at 100.00	BBB+	1,927,639
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa1	4,156,499
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	16
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
7,010	Total Industrials			6,084,154
	Long-Term Care – 1.1% (0.8% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services,	7/21 at 100.00	BBB–	958,706
	Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,378,308
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,337,014
	Tax Obligation/General – 21.6% (14.5% of Total Investments)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
1,140	5.000%, 12/01/26	6/22 at 100.00	Aaa	1,291,096
2,545	5.000%, 12/01/28	6/22 at 100.00	Aaa	2,866,815
1,605	5.000%, 12/01/29	6/22 at 100.00	Aaa	1,804,229
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities	11/21 at 100.00	A2	1,219,287
	Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding
	Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	2,997,088
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	3,888,852
2,250	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-3,	2/27 at 100.00	AAA	2,697,863
	5.000%, 2/15/28
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
725	5.000%, 12/01/26	12/25 at 100.00	Aaa	869,442
900	5.000%, 12/01/32	12/25 at 100.00	Aaa	1,048,032
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,154,210
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	1,985,902
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds,
	Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,411,906
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,719,780
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement
	Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	611,555
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,490,405
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,456,869
	5.125%, 12/01/36
6,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	6,691,267
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	1,930,133
	0.000%, 12/01/21
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,762,895
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,308,965
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	A1	1,510,433
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	785,799
	Construction & Improvement Series 2012, 5.000%, 12/01/36
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R,	5/24 at 100.00	AAA	3,417,090
	5.000%, 5/01/29
3,055	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2015B, 5.000%, 6/15/32	6/22 at 100.00	AA+	3,403,331
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,395,800
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,489,940
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	1,786,935
	Refunding Series 2007, 5.250%, 12/01/32
61,940	Total Tax Obligation/General			63,995,919
	Tax Obligation/Limited – 31.4% (21.2% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien
	Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA	1,499,955
1,520	5.000%, 10/01/30	10/23 at 100.00	AA	1,712,584
1,600	5.000%, 10/01/31	10/23 at 100.00	AA	1,797,440
10,750	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien	10/23 at 100.00	AA	11,887,457
	Series 2015A-2, 5.000%, 10/01/37
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1,	11/23 at 100.00	AA	3,277,680
	5.000%, 11/15/38
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue	12/19 at 100.00	BBB	516,730
	Parking Facility Project, Series 2012A, 5.000%, 12/01/36
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center	12/20 at 100.00	Aa2	7,502,288
	Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	2,068,791
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,605,332
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,130,720
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,066,395
300	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes,	12/19 at 100.00	Aa2	314,466
	Notes, Series 2009, 5.000%, 12/01/34
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,120,467
10,350	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and	12/24 at 100.00	Aaa	11,601,832
	Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/25 at 100.00	AAA	1,126,500
	Bonds, Refunding Series 2015, 5.000%, 12/01/34
1,200	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/26 at 100.00	AAA	1,408,992
	Bonds, Refunding Series 2016, 5.000%, 12/01/28
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA–	2,549,025
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA	3,655,704
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,515,100
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	22,625,513
	2013A, 5.000%, 1/01/38
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	1,106,580
	2012C, 5.000%, 10/01/24
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities	No Opt. Call	AA	2,002,960
	Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus,
	Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,876,846
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,357,020
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of Participation,
	Series 2012:
765	5.000%, 12/01/24	No Opt. Call	Aa3	849,020
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	891,127
86,310	Total Tax Obligation/Limited			93,066,524
	Transportation – 10.2% (6.9% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A–	2,329,224
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,627,230
	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	943,979
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	546,875
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass
	Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	2,674,400
3,000	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,186,900
4,250	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A–	4,424,504
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	3,731,405
	FGIC Insured
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,277,509
	2013A-1, 5.250%, 2/15/39
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien, Capital
	Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	A+	2,126,850
11,260	0.000%, 2/15/38	No Opt. Call	A+	4,591,265
5,000	0.000%, 2/15/40	No Opt. Call	A+	1,864,850
41,620	Total Transportation			30,324,991
	U.S. Guaranteed – 19.3% (13.0% of Total Investments) (6)
4,705	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (6)	4,941,896
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA (6)	132,704
	Improvement Series 2008, 5.250%, 12/01/31 (Pre-refunded 6/01/18)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	127,468
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	283,906
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	185,408
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding Series 2012A:
1,960	5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	2,213,722
875	5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	988,269
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29 (Pre-refunded 12/01/19)	12/19 at 100.00	AA (6)	2,208,300
	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007:
3,355	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,493,729
1,840	5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	1,916,084
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	275,300
2,615	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	2,898,257
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2 (6)	2,648,828
	2008A, 5.000%, 11/01/40 (Pre-refunded 11/01/18)
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,172,661
1,090	5.250%, 12/01/28 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,265,545
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	882,398
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	689,496
12,750	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34	6/17 at 100.00	AA (6)	13,018,642
	(Pre-refunded 6/01/17) – AGM Insured
1,565	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	N/R (6)	1,693,502
	Series 2008C, 6.000%, 8/15/29 (Pre-refunded 8/15/18)
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	1,051,764
775	5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	807,046
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	A (6)	234,230
	(Pre-refunded 12/01/17) – SYNCORA GTY Insured
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	Aa3 (6)	900,586
	(Pre-refunded 12/01/17) – AMBAC Insured
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa1 (6)	1,021,070
	Improvement Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement	12/18 at 100.00	Aa3 (6)	1,621,050
	Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation Bonds, School	11/18 at 100.00	Aa2 (6)	2,466,980
	Facilities Construction & Improvement Series 2008, 5.000%, 11/01/36 (Pre-refunded 11/01/18)
95	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	AA+ (6)	95,532
	System Inc., Series 2007A, 5.250%, 1/15/46 (Pre-refunded 1/15/17) – BHAC Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A3 (6)	3,261,000
	Xavier University 2008C, 5.750%, 5/01/28 (Pre-refunded 11/01/18)
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A,	12/18 at 100.00	Baa1 (6)	1,030,560
	5.500%, 12/01/28 (Pre-refunded 12/01/18)
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	1,290,662
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds,	6/18 at 100.00	AAA	528,960
	Series 2008, 5.000%, 12/01/36 (Pre-refunded 6/01/18)
700	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement	6/17 at 100.00	AA (6)	715,330
	Series 1995, 5.250%, 12/01/36 (Pre-refunded 6/01/17) – AGC Insured
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School
	Improvement Series 2009:
685	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	747,924
315	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (6)	343,936
53,625	Total U.S. Guaranteed			57,152,745
	Utilities – 4.5% (3.0% of Total Investments)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds,
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA	51,772
295	5.250%, 2/15/43	2/18 at 100.00	A1	306,183
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/24 at 100.00	A1	1,611,510
	2015A, 5.000%, 2/15/42
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	1,300,780
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	AA–	3,599,397
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	1,026,082
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/19 at 100.00	BBB+	1,626,405
	Power Company Project, Series 2009B, 5.800%, 12/01/38
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	958,100
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,186,453
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric	No Opt. Call	AA–	621,120
	Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
19,370	Total Utilities			13,287,802
	Water and Sewer – 19.0% (12.8% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,095,807
8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46 (WI/DD,	12/26 at 100.00	AAA	8,975,280
	Settling 12/06/16)
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,822,200
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,218,439
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	Aa1	2,252,928
865	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	935,895
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater	12/24 at 100.00	AA+	1,450,364
	Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,154,742
	AGM Insured
2,950	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	3,276,123
	Improvement Series 2014, 5.000%, 11/15/39
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013,	5/23 at 100.00	AA+	2,212,200
	5.000%, 11/15/38
	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2016B:
2,220	5.000%, 12/01/33	12/26 at 100.00	AAA	2,572,114
3,105	5.000%, 12/01/34	12/26 at 100.00	AAA	3,583,076
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	930,774
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	681,339
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,206,774
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	776,614
10,000	Toledo, Ohio, Water System Revenue Bonds, Series 2016, 5.000%, 11/15/41 – AMBAC Insured (UB)	11/26 at 100.00	AA–	11,189,400
50,295	Total Water and Sewer			56,334,069
$ 433,745	Total Long-Term Investments (cost $421,852,206)			439,693,127
	Floating Rate Obligations – (2.7)%			(8,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (50.0)% (7)			(148,000,000)
	Other Assets Less Liabilities – 4.3%			12,506,632
	Net Assets Applicable to Common Shares – 100%			$ 296,199,759

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$439,693,127	$ —	$439,693,127

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $413,660,232.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$24,467,287
Depreciation	(6,434,392)
Net unrealized appreciation (depreciation) of investments	$18,032,895

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 33.7%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017